Share Capital	3 Months Ended
Mar. 31, 2013
Share capital [Abstract]
SHARE CAPITAL [Text Block]
NOTE 8: SHARE CAPITAL

Common shares and shareholders
On August 4, 2010, the Company has amended its articles of incorporation increasing its authorized share capital to 50,000,000 shares of common stock with a par value of $0.01 per share.
As of March 31, 2013 and December 31, 2012, the Company has issued 20,000 shares of common stock, $1.00 par value.
Holders of each share of common stock have one vote for each share held of record on all matters submitted to a vote of shareholders. Dividends on shares of common stock may be declared and paid from funds available to the Company.